Property and equipment, net (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Property and equipment, net
Subtotal	¥ 5,809,516			$ 856,218	¥ 5,711,319
Less: accumulated depreciation	(2,263,896)			(333,658)	(1,454,437)
Property and equipment, net	3,545,620			522,560	4,256,882
Depreciation expenses	875,959	$ 129,100	¥ 156,110
Motor vehicle
Property and equipment, net
Subtotal	496,185			73,129	496,185
Office equipment
Property and equipment, net
Subtotal	1,068,308			157,450	1,133,534
Leasehold improvement
Property and equipment, net
Subtotal	¥ 4,245,023			$ 625,639	¥ 4,081,600